Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	001-38220
Entity Registrant Name	Angi Inc.
Entity Central Index Key	0001705110
Entity Tax Identification Number	82-1204801
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3601 Walnut Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	303
Local Phone Number	963-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	ANGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	ANGI Homeservices Inc.